UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2017

Table of Contents

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
5	Schedule of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
28	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 through April 30, 2017).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/16 – 4/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 –
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,131.30	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class B
Actual	$1,000.00	$1,127.70	$7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class C
Actual	$1,000.00	$1,127.20	$7.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class F
Actual	$1,000.00	$1,132.20	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class F3
Actual	$1,000.00	$1,004.40	$0.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.29	$0.27
Class I
Actual	$1,000.00	$1,132.10	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.46	$2.36
Class P
Actual	$1,000.00	$1,130.70	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class R2
Actual	$1,000.00	$1,129.30	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class R3
Actual	$1,000.00	$1,129.30	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class R4
Actual	$1,000.00	$1,131.60	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class R5
Actual	$1,000.00	$1,132.90	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.26
Class R6
Actual	$1,000.00	$1,132.90	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.72% for Class A, 1.47% for Class B, 1.46% for Class C, 0.57% for Class F, 0.38% for Class F3, 0.47% for Class I, 0.72% for Class P, 1.06% for Class R2, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	8.10%
Consumer Staples	11.87%
Energy	8.11%
Financials	18.40%
Health Care	9.27%
Industrials	13.40%
Information Technology	12.57%
Materials	4.65%
Real Estate	4.74%
Telecommunication Services	2.71%
Utilities	5.73%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2017

		Fair
		Value
Investments	Shares	(000)
Common Stocks 99.63%

Aerospace & Defense 3.60%
Lockheed Martin Corp.	178,000	$47,962
Raytheon Co.	317,500	49,279
United Technologies Corp.	1,170,900	139,326
Total		236,567

Automobiles 1.45%
Ford Motor Co.	8,327,600	95,518

Banks 7.46%
Citizens Financial Group, Inc.	2,805,300	102,982
Fifth Third Bancorp	1,606,070	39,236
JPMorgan Chase & Co.	2,596,642	225,908
KeyCorp	4,452,900	81,221
U.S. Bancorp	314,700	16,138
Wells Fargo & Co.	475,200	25,585
Total		491,070

Beverages 1.94%
Coca-Cola Co. (The)	1,435,300	61,933
Dr. Pepper Snapple Group, Inc.	102,200	9,367
PepsiCo, Inc.	500,300	56,674
Total		127,974

Building Products 1.29%
Johnson Controls
International plc	2,049,500	85,198

Capital Markets 2.93%
Ameriprise Financial, Inc.	603,400	77,144
BlackRock, Inc.	126,900	48,802
Invesco Ltd.	2,031,900	66,931
Total		192,877

Chemicals 3.08%
Celanese Corp. Series A	263,500	22,935
Dow Chemical Co. (The)	749,800	47,087
Eastman Chemical Co.	782,200	62,381
LyondellBasell Industries NV Class A	829,700	70,325
Total		202,728
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 0.87%
KAR Auction Services, Inc.	444,200	$19,376
Pitney Bowes, Inc.	1,144,600	15,212
Republic Services, Inc.	358,000	22,550
Total		57,138

Communications Equipment 1.76%
Cisco Systems, Inc.	2,068,000	70,457
Juniper Networks, Inc.	1,504,700	45,246
Total		115,703

Consumer Finance 1.03%
Discover Financial Services	1,084,000	67,848

Containers & Packaging 1.23%
Avery Dennison Corp.	340,300	28,316
Bemis Co., Inc.	158,100	7,103
Packaging Corp. of America	461,000	45,538
Total		80,957

Diversified Consumer Services 0.28%
H&R Block, Inc.	735,100	18,223

Diversified Telecommunication Services 2.71%
AT&T, Inc.	2,758,249	109,309
Verizon Communications, Inc.	1,499,451	68,840
Total		178,149

Electric: Utilities 3.35%
Duke Energy Corp.	578,039	47,688
Edison International	379,400	30,341
Eversource Energy	828,200	49,195
Exelon Corp.	562,100	19,465
PG&E Corp.	392,000	26,284
Pinnacle West Capital Corp.	85,700	7,292
PPL Corp.	1,056,000	40,244
Total		220,509

Electrical Equipment 0.97%
Eaton Corp. plc	840,100	63,545

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2017

		Fair
		Value
Investments	Shares	(000)
Energy Equipment & Services 0.73%
Schlumberger Ltd.	661,600	$48,026

Equity Real Estate Investment Trusts 4.75%
AvalonBay Communities, Inc.	288,450	54,759
Duke Realty Corp.	473,800	13,138
GGP, Inc.	2,134,800	46,133
Prologis, Inc.	760,200	41,362
Regency Centers Corp.	144,900	9,155
SL Green Realty Corp.	165,100	17,324
Starwood Property Trust, Inc.	1,385,000	31,426
UDR, Inc.	833,200	31,112
Uniti Group, Inc.	631,500	17,341
Ventas, Inc.	565,500	36,198
Vornado Realty Trust	148,000	14,244
Total		312,192

Food & Staples Retailing 2.07%
Wal-Mart Stores, Inc.	968,800	72,834
Walgreens Boots Alliance, Inc.	733,300	63,460
Total		136,294

Food Products 3.26%
Archer-Daniels-Midland Co.	1,629,600	74,554
General Mills, Inc.	299,800	17,242
Kellogg Co.	395,000	28,045
Kraft Heinz Co. (The)	838,300	75,774
Pinnacle Foods, Inc.	325,400	18,922
Total		214,537

Health Care Equipment & Supplies 1.07%
Medtronic plc (Ireland)(a)	843,400	70,078

Health Care Providers & Services 2.02%
Anthem, Inc.	171,700	30,544
Cardinal Health, Inc.	650,100	47,191
Quest Diagnostics, Inc.	199,800	21,081
UnitedHealth Group, Inc.	193,100	33,769
Total		132,585
		Fair
		Value
Investments	Shares	(000)
Hotels, Restaurants & Leisure 1.82%
Dunkin’ Brands Group, Inc.	225,900	$12,619
Las Vegas Sands Corp.	657,100	38,762
McDonald’s Corp.	489,600	68,510
Total		119,891

Household Durables 0.33%
Tupperware Brands Corp.	302,100	21,694

Household Products 2.50%
Kimberly-Clark Corp.	603,200	78,265
Procter & Gamble Co. (The)	985,700	86,081
Total		164,346

Industrial Conglomerates 0.77%
General Electric Co.	1,745,655	50,606

Information Technology Services 1.71%
International Business Machines Corp.	702,350	112,580

Insurance 6.99%
Allstate Corp. (The)	1,005,900	81,769
Arthur J Gallagher & Co.	179,800	10,035
Chubb Ltd. (Switzerland)(a)	90,500	12,421
Hartford Financial Services Group, Inc. (The)	1,022,100	49,429
Marsh & McLennan Cos., Inc.	1,030,800	76,413
Progressive Corp. (The)	1,504,000	59,739
Prudential Financial, Inc.	1,020,200	109,192
XL Group Ltd.	1,453,400	60,825
Total		459,823

Machinery 3.12%
Caterpillar, Inc.	564,600	57,736
Cummins, Inc.	406,500	61,357
Deere & Co.	346,500	38,673
Dover Corp.	598,800	47,233
Total		204,999

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2017

		Fair
		Value
Investments	Shares	(000)
Media 0.69%
Comcast Corp. Class A	252,100	$9,880
Omnicom Group, Inc.	433,200	35,574
Total		45,454

Metals & Mining 0.34%
Nucor Corp.	362,200	22,214

Multi-Line Retail 0.71%
Target Corp.	832,900	46,517

Multi-Utilities 2.38%
Consolidated Edison, Inc.	365,500	28,977
Dominion Resources, Inc.	401,000	31,049
SCANA Corp.	416,600	27,625
Sempra Energy	610,300	68,976
Total		156,627

Oil, Gas & Consumable Fuels 7.39%
Chevron Corp.	1,928,232	205,742
ConocoPhillips	1,449,800	69,460
Exxon Mobil Corp.	416,100	33,975
Kinder Morgan, Inc.	2,126,700	43,874
Occidental Petroleum Corp.	293,184	18,042
Valero Energy Corp.	1,314,150	84,907
Williams Cos., Inc. (The)	985,800	30,195
Total		486,195

Pharmaceuticals 6.19%
Bristol-Myers Squibb Co.	598,100	33,524
Johnson & Johnson	934,500	115,383
Merck & Co., Inc.	1,017,300	63,408
Pfizer, Inc.	5,754,600	195,196
Total		407,511

Road & Rail 2.53%
CSX Corp.	655,500	33,326
Union Pacific Corp.	1,189,400	133,165
Total		166,491
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 5.18%
Applied Materials, Inc.	838,100	$34,035
Broadcom Ltd.	89,200	19,696
Intel Corp.	3,596,700	130,021
Microchip Technology, Inc.	626,700	47,366
QUALCOMM, Inc.	2,044,500	109,872
Total		340,990

Specialty Retail 1.92%
Best Buy Co., Inc.	649,500	33,651
Foot Locker, Inc.	298,100	23,055
Home Depot, Inc. (The)	135,300	21,120
Lowe’s Cos., Inc.	568,200	48,229
Total		126,055

Technology Hardware, Storage & Peripherals 3.93%
Apple, Inc.	1,329,425	190,972
HP, Inc.	1,069,300	20,124
NetApp, Inc.	284,400	11,333
Western Digital Corp.	223,600	19,916
Xerox Corp.	2,278,500	16,383
Total		258,728

Textiles, Apparel & Luxury Goods 0.91%
Hanesbrands, Inc.	2,742,100	59,805

Tobacco 2.10%
Altria Group, Inc.	321,249	23,059
Philip Morris International, Inc.	1,039,800	115,252
Total		138,311

Trading Companies & Distributors 0.27%
Watsco, Inc.	130,000	18,044
Total Common Stocks (cost $6,075,012,848)		6,554,597

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

April 30, 2017

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.45%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $31,330,000 of U.S. Treasury Bond at 2.75% due 11/15/2042; value: $30,555,303; proceeds: $29,954,416 (cost $29,954,192)	$29,954	$29,954
Total Investments in Securities 100.08% (cost $6,104,967,040)		6,584,551
Liabilities in Excess of Other Assets(b) (0.08)%		(5,400)
Net Assets 100.00%		$6,579,151

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2017

Open Futures Contracts at April 30, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
E-Mini S&P 500 Index	June 2017	222	Long	$26,423,550	$314,834

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$6,554,597	$–	$–	$6,554,597
Repurchase Agreement	–	29,954	–	29,954
Total	$6,554,597	$29,954	$–	$6,584,551
Other Financial Instruments
Futures Contracts
Assets	$315	$–	$–	$315
Liabilities	–	–	–	–
Total	$315	$–	$–	$315

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2017

ASSETS:
Investments in securities, at fair value (cost $6,104,967,040)	$6,584,550,837
Deposits with brokers for futures collateral	1,110,000
Receivables:
Investment securities sold	56,618,488
Interest and dividends	8,709,492
Capital shares sold	7,883,176
Prepaid expenses and other assets	83,052
Total assets	6,658,955,045
LIABILITIES:
Payables:
Investment securities purchased	47,736,862
Capital shares reacquired	20,005,511
12b-1 distribution plan	5,330,516
Directors’ fees	3,280,381
Management fee	1,703,144
Fund administration	216,675
Variation margin	62,155
Accrued expenses	1,469,000
Total liabilities	79,804,244
NET ASSETS	$6,579,150,801
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,771,830,503
Undistributed net investment income	3,356,031
Accumulated net realized gain on investments and futures contracts	324,065,636
Net unrealized appreciation on investments and futures contracts	479,898,631
Net Assets	$6,579,150,801

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2017

Net assets by class:
Class A Shares	$5,680,564,110
Class B Shares	$12,641,045
Class C Shares	$399,614,672
Class F Shares	$327,615,880
Class F3 Shares	$10,045
Class I Shares	$76,156,726
Class P Shares	$19,392,344
Class R2 Shares	$900,729
Class R3 Shares	$49,479,401
Class R4 Shares	$1,804,499
Class R5 Shares	$15,833
Class R6 Shares	$10,955,517
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	356,583,948
Class B Shares (300 million shares of common stock authorized, $.001 par value)	786,356
Class C Shares (300 million shares of common stock authorized, $.001 par value)	25,091,034
Class F Shares (300 million shares of common stock authorized, $.001 par value)	20,566,794
Class F3 Shares (300 million shares of common stock authorized, $.001 par value)	627.35
Class I Shares (300 million shares of common stock authorized, $.001 par value)	4,762,998
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,219,308
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	56,513
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,109,423
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	113,356
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	989.85
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	684,131
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.93
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.90
Class B Shares-Net asset value	$16.08
Class C Shares-Net asset value	$15.93
Class F Shares-Net asset value	$15.93
Class F3 Shares-Net asset value	$16.01
Class I Shares-Net asset value	$15.99
Class P Shares-Net asset value	$15.90
Class R2 Shares-Net asset value	$15.94
Class R3 Shares-Net asset value	$15.91
Class R4 Shares-Net asset value	$15.92
Class R5 Shares-Net asset value	$16.00
Class R6 Shares-Net asset value	$16.01

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2017

Investment income:
Dividends	$98,810,258
Interest and other	13,648
Interest earned from Interfund Lending (See Note 11)	1,238
Total investment income	98,825,144
Expenses:
Management fee	10,203,485
12b-1 distribution plan-Class A	6,926,286
12b-1 distribution plan-Class B	94,910
12b-1 distribution plan-Class C	1,992,057
12b-1 distribution plan-Class F	125,462
12b-1 distribution plan-Class P	25,264
12b-1 distribution plan-Class R2	2,172
12b-1 distribution plan-Class R3	124,058
12b-1 distribution plan-Class R4	642
Shareholder servicing	3,061,801
Fund administration	1,297,652
Reports to shareholders	188,125
Registration	99,914
Custody	83,263
Directors’ fees	78,864
Professional	46,579
Subsidy (See Note 3)	35,691
Other	101,790
Gross expenses	24,488,015
Expense reductions (See Note 9)	(24,760)
Net expenses	24,463,255
Net investment income	74,361,889
Net realized and unrealized gain:
Net realized gain on investments	336,458,073
Net realized gain on futures contracts	2,895,880
Net change in unrealized appreciation/depreciation on investments	376,810,533
Net change in unrealized appreciation/depreciation on futures contracts	836,216
Net realized and unrealized gain	717,000,702
Net Increase in Net Assets Resulting From Operations	$791,362,591

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended April 30, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2016
Operations:
Net investment income	$74,361,889	$152,406,601
Net realized gain on investments and futures contracts	339,353,953	333,660,765
Net change in unrealized appreciation/depreciation on investments and futures contracts	377,646,749	(144,323,397)
Net increase in net assets resulting from operations	791,362,591	341,743,969
Distributions to shareholders from:
Net investment income
Class A	(70,362,054)	(130,750,669)
Class B	(138,744)	(479,856)
Class C	(3,525,130)	(6,593,883)
Class F	(3,485,575)	(4,123,756)
Class I	(1,772,697)	(3,500,021)
Class P	(250,587)	(491,509)
Class R2	(7,053)	(11,743)
Class R3	(579,360)	(1,135,992)
Class R4	(9,910)	(342)
Class R5	(172)	(268)
Class R6	(65,364)	(320)
Net realized gain
Class A	(288,054,308)	(410,982,543)
Class B	(1,195,099)	(3,015,511)
Class C	(20,548,624)	(30,475,195)
Class F	(10,733,807)	(11,333,809)
Class I	(7,375,239)	(9,543,446)
Class P	(1,062,384)	(1,607,383)
Class R2	(26,129)	(45,579)
Class R3	(2,848,863)	(3,905,225)
Class R4	(6,351)	(723)
Class R5	(570)	(721)
Class R6	(977)	(721)
Total distributions to shareholders	(412,048,997)	(617,999,215)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	543,980,909	308,697,208
Reinvestment of distributions	374,138,551	559,430,197
Cost of shares reacquired	(870,223,221)	(936,219,690)
Net increase (decrease) in net assets resulting from capital share transactions	47,896,239	(68,092,285)
Net increase (decrease) in net assets	427,209,833	(344,347,531)
NET ASSETS:
Beginning of period	$6,151,940,968	$6,496,288,499
End of period	$6,579,150,801	$6,151,940,968
Undistributed net investment income	$3,356,031	$9,190,788

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2017(c)	$15.03	$0.18		$ 1.73	$1.91	$(0.19)	$(0.82)	$(1.01)
10/31/2016	15.70	0.37		0.46	0.83	(0.35)	(1.15)	(1.50)
10/31/2015	16.65	0.36		(0.15)	0.21	(0.36)	(0.80)	(1.16)
10/31/2014	14.94	0.36		1.72	2.08	(0.37)	–	(0.37)
10/31/2013	11.82	0.23		3.12	3.35	(0.23)	–	(0.23)
10/31/2012	10.55	0.18		1.27	1.45	(0.18)	–	(0.18)
Class B
4/30/2017(c)	15.14	0.13		1.75	1.88	(0.12)	(0.82)	(0.94)
10/31/2016	15.79	0.26		0.47	0.73	(0.23)	(1.15)	(1.38)
10/31/2015	16.73	0.24		(0.15)	0.09	(0.23)	(0.80)	(1.03)
10/31/2014	15.00	0.24		1.74	1.98	(0.25)	–	(0.25)
10/31/2013	11.87	0.14		3.12	3.26	(0.13)	–	(0.13)
10/31/2012	10.59	0.11		1.27	1.38	(0.10)	–	(0.10)
Class C
4/30/2017(c)	15.03	0.12		1.74	1.86	(0.14)	(0.82)	(0.96)
10/31/2016	15.70	0.26		0.46	0.72	(0.24)	(1.15)	(1.39)
10/31/2015	16.64	0.24		(0.14)	0.10	(0.24)	(0.80)	(1.04)
10/31/2014	14.94	0.24		1.71	1.95	(0.25)	–	(0.25)
10/31/2013	11.82	0.14		3.12	3.26	(0.14)	–	(0.14)
10/31/2012	10.55	0.11		1.26	1.37	(0.10)	–	(0.10)
Class F
4/30/2017(c)	15.03	0.19		1.74	1.93	(0.21)	(0.82)	(1.03)
10/31/2016	15.70	0.39		0.47	0.86	(0.38)	(1.15)	(1.53)
10/31/2015	16.65	0.38		(0.14)	0.24	(0.39)	(0.80)	(1.19)
10/31/2014	14.94	0.38		1.73	2.11	(0.40)	–	(0.40)
10/31/2013	11.83	0.26		3.11	3.37	(0.26)	–	(0.26)
10/31/2012	10.56	0.21		1.26	1.47	(0.20)	–	(0.20)
Class F3
4/4/2017 to 4/30/2017(c)(e)	15.94	–	(f)	0.07	0.07	–	–	–
Class I
4/30/2017(c)	15.09	0.21		1.72	1.93	(0.21)	(0.82)	(1.03)
10/31/2016	15.75	0.40		0.48	0.88	(0.39)	(1.15)	(1.54)
10/31/2015	16.70	0.41		(0.16)	0.25	(0.40)	(0.80)	(1.20)
10/31/2014	14.99	0.39		1.73	2.12	(0.41)	–	(0.41)
10/31/2013	11.86	0.27		3.14	3.41	(0.28)	–	(0.28)
10/31/2012	10.59	0.22		1.26	1.48	(0.21)	–	(0.21)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.93	13.13	(d)	0.35	(d)	1.16	(d)	$5,680,564	32.87	(d)
15.03	5.81		0.74		2.51		5,347,367	73.31
15.70	1.26		0.74		2.22		5,663,305	66.36
16.65	14.08		0.74		2.25		6,079,217	81.28
14.94	28.59		0.84		1.70		6,051,139	92.86
11.82	13.78		0.85		1.58		5,420,741	14.26

16.08	12.77	(d)	0.73	(d)	0.83	(d)	12,641	32.87	(d)
15.14	5.03		1.49		1.79		23,250	73.31
15.79	0.48		1.49		1.48		42,980	66.36
16.73	13.25		1.49		1.51		69,337	81.28
15.00	27.64		1.50		1.06		91,394	92.86
11.87	13.02		1.51		0.94		116,262	14.26

15.93	12.72	(d)	0.73	(d)	0.79	(d)	399,615	32.87	(d)
15.03	5.03		1.48		1.77		382,356	73.31
15.70	0.55		1.49		1.48		422,766	66.36
16.64	13.17		1.48		1.50		459,439	81.28
14.94	27.76		1.49		1.05		449,259	92.86
11.82	13.04		1.50		0.93		407,621	14.26

15.93	13.22	(d)	0.28	(d)	1.19	(d)	327,616	32.87	(d)
15.03	5.97		0.59		2.66		188,161	73.31
15.70	1.42		0.59		2.37		156,842	66.36
16.65	14.25		0.59		2.36		152,988	81.28
14.94	28.80		0.60		1.94		112,933	92.86
11.83	14.04		0.61		1.82		92,498	14.26

16.01	0.44	(d)	0.02	(d)(e)	0.09	(d)(e)	10	32.87	(d)

15.99	13.21	(d)	0.23	(d)	1.31	(d)	76,157	32.87	(d)
15.09	6.12		0.49		2.76		137,838	73.31
15.75	1.51		0.49		2.52		131,435	66.36
16.70	14.31		0.49		2.48		268,873	81.28
14.99	29.03		0.50		2.07		239,652	92.86
11.86	14.12		0.51		1.92		347,410	14.26

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
4/30/2017(c)	$15.01	$0.18	$ 1.72	$ 1.90	$(0.19)	$(0.82)	$(1.01)
10/31/2016	15.68	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)
10/31/2015	16.62	0.36	(0.14)	0.22	(0.36)	(0.80)	(1.16)
10/31/2014	14.91	0.36	1.71	2.07	(0.36)	–	(0.36)
10/31/2013	11.80	0.23	3.11	3.34	(0.23)	–	(0.23)
10/31/2012	10.53	0.18	1.26	1.44	(0.17)	–	(0.17)
Class R2
4/30/2017(c)	15.04	0.14	1.75	1.89	(0.17)	(0.82)	(0.99)
10/31/2016	15.71	0.32	0.46	0.78	(0.30)	(1.15)	(1.45)
10/31/2015	16.61	0.31	(0.14)	0.17	(0.27)	(0.80)	(1.07)
10/31/2014	14.91	0.30	1.72	2.02	(0.32)	–	(0.32)
10/31/2013	11.80	0.19	3.12	3.31	(0.20)	–	(0.20)
10/31/2012	10.54	0.15	1.26	1.41	(0.15)	–	(0.15)
Class R3
4/30/2017(c)	15.02	0.16	1.72	1.88	(0.17)	(0.82)	(0.99)
10/31/2016	15.69	0.33	0.47	0.80	(0.32)	(1.15)	(1.47)
10/31/2015	16.63	0.32	(0.13)	0.19	(0.33)	(0.80)	(1.13)
10/31/2014	14.93	0.32	1.72	2.04	(0.34)	–	(0.34)
10/31/2013	11.81	0.21	3.12	3.33	(0.21)	–	(0.21)
10/31/2012	10.55	0.16	1.26	1.42	(0.16)	–	(0.16)
Class R4
4/30/2017(c)	15.03	0.13	1.79	1.92	(0.21)	(0.82)	(1.03)
10/31/2016	15.70	0.36	0.47	0.83	(0.35)	(1.15)	(1.50)
6/30/2015 to 10/31/2015(g)	15.95	0.12	(0.28)	(0.16)	(0.09)	–	(0.09)
Class R5
4/30/2017(c)	15.09	0.20	1.74	1.94	(0.21)	(0.82)	(1.03)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
6/30/2015 to 10/31/2015(g)	16.00	0.13	(0.28)	(0.15)	(0.10)	–	(0.10)
Class R6
4/30/2017(c)	15.10	0.15	1.80	1.95	(0.22)	(0.82)	(1.04)
10/31/2016	15.76	0.42	0.47	0.89	(0.40)	(1.15)	(1.55)
6/30/2015 to 10/31/2015(g)	16.00	0.14	(0.28)	(0.14)	(0.10)	–	(0.10)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Amount less than $0.01.
(g)	Commenced on June 30, 2015.
(h)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.90	13.07	(d)	0.36	(d)	1.16	(d)	$19,392	32.87	(d)
15.01	5.81		0.74		2.52		19,648	73.31
15.68	1.31		0.74		2.22		22,407	66.36
16.62	14.02		0.74		2.32		28,397	81.28
14.91	28.58		0.81		1.74		83,364	92.86
11.80	13.79		0.86		1.58		88,145	14.26

15.94	12.93	(d)	0.53	(d)	0.92	(d)	901	32.87	(d)
15.04	5.41		1.09		2.17		480	73.31
15.71	0.99		1.09		1.90		624	66.36
16.61	13.65		1.09		1.88		718	81.28
14.91	28.23		1.10		1.43		593	92.86
11.80	13.43		1.11		1.33		529	14.26

15.91	12.93	(d)	0.47	(d)	1.05	(d)	49,479	32.87	(d)
15.02	5.57		0.97		2.28		52,793	73.31
15.69	1.09		0.98		1.99		55,901	66.36
16.63	13.75		0.98		2.00		55,545	81.28
14.93	28.43		0.99		1.55		51,455	92.86
11.81	13.54		1.00		1.42		46,473	14.26

15.92	13.16	(d)	0.35	(d)	0.84	(d)	1,804	32.87	(d)
15.03	5.82		0.72		2.46		19	73.31
15.70	(0.95	)(d)	0.72	(h)	2.25	(h)	10	66.36

16.00	13.29	(d)	0.22	(d)	1.26	(d)	16	32.87	(d)
15.09	6.13		0.47		2.77		11	73.31
15.75	(0.88	)(d)	0.47	(h)	2.50	(h)	10	66.36

16.01	13.29	(d)	0.19	(d)	0.96	(d)	10,956	32.87	(d)
15.10	6.17		0.37		2.87		18	73.31
15.76	(0.82	)(d)	0.38	(h)	2.59	(h)	10	66.36

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has twelve active classes of shares: Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. Class F3 shares commenced on April 4, 2017.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2013 through October 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2017, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully, and each of the underlying Funds will no longer pay a portion of Fund of Funds expenses.

As of April 30, 2017, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Focused Growth Fund (formerly “Lord Abbett Diversified Equity Strategy Fund”) and Lord Abbett Multi-Asset Growth Fund were .07% and .80%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%(1)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Notes to Financial Statements (unaudited)(continued)

Class F3, I, R5, R6 and T shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2017:

Distributor	Dealers’
Commissions	Concessions
$387,476	$2,101,163

Distributor received CDSCs of $26,214 and $10,255 for Class A and Class C shares, respectively, for the six months ended April 30, 2017.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2017 and fiscal year ended October 31, 2016 was as follows:

	Six Months Ended
	4/30/2017		Year Ended
	(unaudited	)	10/31/2016
Distributions paid from:
Ordinary income	$114,486,972		$239,142,723
Net long-term capital gains	297,562,025		378,856,492
Total distributions paid	$412,048,997		$617,999,215

As of April 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,120,742,992
Gross unrealized gain	654,672,115
Gross unrealized loss	(190,864,270)
Net unrealized security gain	$463,807,845

The difference between book-basis and tax-basis unrealized gains is attributable to the tax treatment of wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2017 were as follows:

Purchases	Sales
$2,122,838,622	$2,386,845,070

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended April 30, 2017, the Fund engaged in cross-trades purchases of $28,458,377 and sales of $1,328,399 which resulted in net realized gains of $38,183.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2017 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2017, the Fund had futures contracts with unrealized appreciation of $314,834. Amounts of $2,895,880 and $836,216 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 269.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$29,954,192	$–	$29,954,192
Total	$29,954,192	$–	$29,954,192
	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$29,954,192	$–	$–	$(29,954,192)	$–
Total	$29,954,192	$–	$–	$(29,954,192)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2017.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended April 30, 2017, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord

Notes to Financial Statements (unaudited)(continued)

Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2017, the Fund participated as a lender in the Interfund Lending Program. The average amount loaned and interest rate were $11,741,026 and 0.80%, respectively. The Fund earned interest of $1,238, which is included in the Statement of Operations. There were no interfund loans outstanding as of April 30, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		April 30, 2017			Year Ended
		(unaudited	)		October 31, 2016
Class A Shares	Shares	Amount		Shares	Amount
Shares sold	17,455,820	$271,558,774		10,922,322	$157,745,338
Converted from Class B*	531,000	8,370,850		954,531	13,685,147
Reinvestment of distributions	21,773,009	330,118,550		34,228,547	497,693,440
Shares reacquired	(38,874,925)	(605,318,739)		(51,098,280)	(745,094,150)
Increase (decrease)	884,904	$4,729,435		(4,992,880)	$(75,970,225)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2017		Year Ended
		(unaudited )		October 31, 2016
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	201,767	$3,153,351	41,467	$611,073
Reinvestment of distributions	83,537	1,271,873	226,375	3,307,248
Shares reacquired	(507,225)	(7,927,491)	(505,147)	(7,468,575)
Converted to Class A*	(526,920)	(8,370,850)	(948,695)	(13,685,147)
Decrease	(748,841)	$(11,873,117)	(1,186,000)	$(17,235,401)

Class C Shares
Shares sold	3,087,310	$47,891,018	2,018,422	$29,083,058
Reinvestment of distributions	1,211,545	18,331,288	1,914,331	27,810,097
Shares reacquired	(4,646,842)	(72,430,261)	(5,423,882)	(78,884,664)
Decrease	(347,987)	$(6,207,955)	(1,491,129)	$(21,991,509)

Class F Shares
Shares sold	10,476,484	$163,867,353	5,761,977	$85,813,208
Reinvestment of distributions	776,165	11,792,474	851,410	12,388,533
Shares reacquired	(3,202,170)	(49,908,780)	(4,085,646)	(60,232,687)
Increase	8,050,479	$125,751,047	2,527,741	$37,969,054

Class F3 Shares(a)
Shares sold	627	$10,000	–	$–
Increase	627	$10,000	–	$–

Class I Shares
Shares sold	414,485	$6,451,342	1,764,818	$25,778,948
Reinvestment of distributions	516,875	7,870,197	758,588	11,073,088
Shares reacquired	(5,305,236)	(84,295,251)	(1,731,250)	(25,072,422)
Increase (decrease)	(4,373,876)	$(69,973,712)	792,156	$11,779,614

Class P Shares
Shares sold	69,547	$1,078,808	63,120	$920,087
Reinvestment of distributions	85,163	1,289,318	142,013	2,061,564
Shares reacquired	(244,448)	(3,831,208)	(325,239)	(4,727,631)
Decrease	(89,738)	$(1,463,082)	(120,106)	$(1,745,980)

Class R2 Shares
Shares sold	27,967.06	$432,354	6,135	$89,494
Reinvestment of distributions	1,794	27,213	3,725	54,119
Shares reacquired	(5,167)	(80,052)	(17,651)	(260,141)
Increase (decrease)	24,594.06	$379,515	(7,791)	$(116,528)

Class R3 Shares
Shares sold	1,667,480	$25,866,741	596,124	$8,639,126
Reinvestment of distributions	226,534	3,427,335	347,003	5,039,013
Shares reacquired	(2,300,159)	(35,655,758)	(991,297)	(14,478,601)
Decrease	(406,145)	$(6,361,682)	(48,170)	$(800,462)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		April 30, 2017		Year Ended
		(unaudited )		October 31, 2016
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	116,749	$1,850,031	582	$8,391
Reinvestment of distributions	356	5,567	73	1,065
Shares reacquired	(5,035)	(79,653)	–	–
Increase	112,070	$1,775,945	655	$9,456

Class R5 Shares
Shares sold	250	$3,967	–	$–
Reinvestment of distributions	48.85	742	68	989
Shares reacquired	(6)	(95)	–	–
Increase	292.85	$4,614	68	$989
Class R6 Shares
Shares sold	1,353,986	$21,817,170	549	$8,485
Reinvestment of distributions	256	3,994	71	1,041
Shares reacquired	(671,306)	(10,695,933)	(54)	(819)
Increase	682,936	$11,125,231	566	$8,707

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced April 4, 2017.

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended August 31, 2016. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period, but below the median of the performance peer group for the one-, three-, and ten-year periods. The Board considered Lord Abbett’s

Approval of Advisory Contract (continued)

performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s investment performance was reasonable and supported the continuation of the Agreement.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in

Approval of Advisory Contract (concluded)

accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017